EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 784,678	€ 535,393	€ 398,762
Weighted average number of common shares (shares)	188,606	188,951	188,923
Basic earnings per common share (in Euros per share)	€ 4.16	€ 2.83	€ 2.11
Diluted earnings per share [abstract]
Owners of the parent	€ 784,678	€ 535,393	€ 398,762
Weighted average number of common shares for diluted earnings per common share (shares)	189,394	189,759	188,946
Diluted earnings per common share (in Euros per share)	€ 4.14	€ 2.82	€ 2.11